Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

6. Related Party Transactions

The Company incurred expenses for consulting and contract research services with certain related parties, including a family member of management and a board member, of $512, $418, and $109, for the years ended December 31, 2014, 2013, and 2012. At December 31, 2014, there was $88 included in accounts payable and accrued expenses due to related parties. There are no amounts included in accounts payable or accrued expenses at December 31, 2013 due to related parties.